Loans and Borrowings - Schedule of Bank Borrowings (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Bank Borrowings [Line Items]
Total loans and borrowings	$ 363,293	$ 470,137	$ 576,751
ANEXT Bank Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount		300,000
Maturity Date	Jan. 26, 2028
Interest Rate	Fixed at 8.80%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 84,661	109,560	141,115
Standard Chartered Bank Business Installment Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount		300,000
Maturity Date	Aug. 31, 2028
Interest Rate	0.72% below prevailing Business Instalment Loan Board Rate
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 111,380	144,137	174,179
OCBC Business Term Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount		300,000
Maturity Date	Aug. 31, 2028
Interest Rate	4.25% below prevailing Business Term Rate
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 111,510	144,305	174,314
DBS SME Working Capital Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount		150,000
Maturity Date	Aug. 09, 2028
Interest Rate	Fixed at 7.75%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 55,742	$ 72,135	$ 87,143